Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
General and administrative expenses	$ 2,615,816	$ 77,427	$ 47,447	$ 251,144	$ 3,212,856
Loss from operations	(2,615,816)	(77,427)	(47,447)	(251,144)	(3,212,856)
OTHER INCOME
Interest earned on bank account	14,040			14,609	48,130
Interest earned on investments held in Trust Account	2,685,470			1,756,198	7,973,982
Total other income	2,699,510			1,770,807	8,022,112
NET INCOME (LOSS)	$ 83,694	$ (77,427)	$ (47,447)	$ 1,519,663	$ 4,809,256
Class A Ordinary Shares
OTHER INCOME
Weighted average shares outstanding (in Shares)	25,000,000			7,500,000	25,000,000
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0			$ 0.1	$ 0.14
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0			$ 0.1	$ 0.14
Class B Ordinary Shares
OTHER INCOME
Weighted average shares outstanding (in Shares)	8,333,333	8,333,333	8,333,333	8,289,473	8,333,333
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0	$ (0.01)	$ (0.01)	$ 0.1	$ 0.14
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0	$ (0.01)	$ (0.01)	$ 0.1	$ 0.14